Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of common stock - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Common Class A [Member]
Numerator:
Allocation of net loss	$ (14,979,628)	$ (14,980,500)
Denominator:
Basic and diluted weighted average common stock outstanding	$ 34,500,000	$ 29,192,308
Basic and diluted net loss per common stock	(0.43)	(0.51)
Common Class B [Member]
Numerator:
Allocation of net loss	$ (3,744,907)	$ (4,337,240)
Denominator:
Basic and diluted weighted average common stock outstanding	$ 8,625,000	$ 8,451,923
Basic and diluted net loss per common stock	(0.43)	(0.51)